UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company UK, LLP

Address:  Jackson House
          18 Savile Row
          London, W1S 3PW England

13F File Number: 28-11645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:       Trafelet Services UK Limited, Managing Member
Name:     Remy Trafelet
Title:    Director
Phone:    (212) 201-7800


Signature, Place and Date of Signing:

/s/ Remy Trafelet               New York, New York            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $44,494
                                       (thousands)


List of Other Included Managers:


No.       Form 13F File Number                 Name

1.        28-10829                             Trafelet & Company Advisors, LLC
----      -------------------                  --------------------------------


                                                    FORM 13F INFORMATION TABLE
                                                    Trafelet & Company UK, LLP
                                                         December 31, 2006



COLUMN 1                   COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                           TITLE                        VALUE      SHRS OR   SH/ PUT/   INVESTMENT       OTHER   VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION       MGRS   SOLE  SHARED  NONE
--------------             --------         -----       --------   -------   --- ----   ----------       ----   ----  ------  ----
ATWOOD OCEANICS INC        COM              050095108   27721      566077    SH         SHARED-DEFINED   1      0     566077   0
MOBILE TELESYSTEMS OJSC    SPONSORED ADR    607409109   16773      334200    SH         SHARED-DEFINED   1      0     334200   0



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